Supplement Dated August 22, 2014
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

For the Curian/PineBridge Merger Arbitrage Fund, please remove all references to Meg Sullivan.

This supplement is dated August 22, 2014.
1

Supplement Dated August 22, 2014
To The Statement of Additional Information
Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

For the Curian/PineBridge Merger Arbitrage Fund, please remove all references to Meg Sullivan.

This supplement is dated August 22, 2014.
1